Property, furniture and equipment, net - Summary of lease related transactions recognized in income statement (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Depreciation expenses of right-of-use assets	S/ 53,134	S/ 58,698	S/ 65,815
Interest expenses of lease liabilities, Note 19(a)	9,283	14,004	15,288
Expenses related to short term and low value assets leases	10,958	11,841	6,781
Total amount recognized in the consolidated statement of income	S/ 73,375	S/ 84,543	S/ 87,884